Other receivables and prepaid expenses	12 Months Ended
Dec. 31, 2023
Disclosure of other receivables and prepaid expenses [Abstract]
Other receivables and prepaid expenses
Note 14 – Other receivables and prepaid expenses

	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Advances to suppliers	8,002	2,563	2,206
Prepaid expenses	381	363	105
Other income receivables	-	195	-
Others	1,781	1,835	491
	10,164	4,956	2,802